Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Total Core Capital (to Risk- Weighted Assets), Actual amount	$ 30,896	$ 30,067
Total Core Capital (to Risk- Weighted Assets), Actual ratio	15.70%	16.11%
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes amount	$ 15,745	$ 14,927
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes ratio	8.00%	8.00%
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 19,681	$ 18,658
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer	$ 20,665	$ 19,591
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer ratio	10.50%	10.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual amount	$ 29,335	$ 28,806
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio	14.91%	15.44%
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes amount	$ 11,808	$ 11,195
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes ratio	6.00%	6.00%
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 15,745	$ 14,927
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer	$ 16,729	$ 15,860
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer ratio	8.50%	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets), Actual amount	$ 29,335	$ 28,806
Tier 1 Common Equity (to Risk-Weighted Assets), Actual ratio	14.91%	15.44%
Tier 1 Common Equity (to Risk-Weighted Assets), For Capital Adequacy Purposes	$ 8,856	$ 8,396
Tier 1 Common Equity (to Risk-Weighted Assets), For capital adequacy purposes ratio	4.50%	4.50%
Tier 1 Common Equity (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 12,793	$ 12,128
Tier 1 Common Equity (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer	$ 13,777	$ 13,061
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer ratio	7.00%	7.00%
Tier 1 Capital (to Assets), Actual amount	$ 29,335	$ 28,806
Tier 1 Capital (to Assets), Actual ratio	9.07%	9.47%
Tier 1 Capital (to Assets), For adequacy purpose	$ 12,938	$ 12,173
Tier 1 Capital (to Assets), For adequacy purpose ratio	4.00%	4.00%
Tier 1 Capital (to Assets), To be well capitalized	$ 16,173	$ 15,216
Tier 1 Capital (to Assets), To well capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Assets), To well capitalized with buffer	$ 16,173	$ 15,216
Tier 1 Capital (to Assets), To well capitalized with buffer ratio	5.00%	5.00%